Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments	Note 24
Derivative Financial Instruments
Hedge accounting
The Group uses forward exchange contracts, including options (collars), and interest rate swap contracts to hedge currency and interest rate risks related to highly probable future cash flows, and designates these instruments as cash flow hedges, subject to meeting the criteria for the application of cash flow hedge accounting.
The hedging ratios are determined as the notional value of the hedging instrument divided by the notional value of the hedged item. The Group seeks to establish hedge relationships with a hedging ratio of 1:1. Due to the nature of the hedged item’s risk, this is achieved by either designating a proportion of the hedging instrument or by insuring that the hedge notional value is equal to or lower than the notional value of the hedged item. The primary source of hedge ineffectiveness arises from the timing of vessel deliveries. The delivery of the vessel exposes the Group to multiple market risks, primarily foreign currency risks and interest rate risk. The fair value changes of the hedging instruments are recognised in other comprehensive income until the hedged items are recognised or realised.
The table below shows the movement in the reserve for cash flow for hedging, listed by the hedged risk.

EUR'000	2025	2024	2023
Fair Value change of Cash flow hedges
Cumulative fair value change at 1 January	1,799	(21,559)	1,343
Fair value adjustment at year-end, net	(5,003)	13,079	(18,505)
Items recycled at year-end, net	(2,582)	1,527	(776)
Transfer of cash flow hedge reserve to property, plant and equipment	2,536	—	—
Time value adjustment at year-end, net	(5,708)	8,752	(3,621)
Cumulative fair value change at 31 December	(8,958)	1,799	(21,559)
The fair value of cash flow hedges at 31 December can be specified as follows:
Interest rate risk hedging	(9,839)	(14,945)	(11,790)
Foreign currency risk hedging	1,457	11,612	(6,148)
Foreign currency risk hedging - time value	(576)	5,132	(3,621)
Cumulative fair value change at 31 December	(8,958)	1,799	(21,559)
Note 24
Derivative Financial Instruments
Continued from previous page
Interest rate risk
The Group entered interest rate swap contracts with its main bank and designated these in relation to the
Green Corporate Facility, P-class Facility and future loans to finance the purchase of the newbuild vessels.
Further details regarding the Group’s current debt facilities related to interest rate swaps are provided in
Note 25.
The interest rate risk arising from the loans has been partially hedged by swapping exposure from 3M
EURIBOR to a fixed interest rate. The credit facilities continue to expose the Group to changes in the 3M
EURIBOR rate.
The average fixed rate of the swaps is 2.83% (2024: 2.78%; 2023: 2.81%).
A further portion of the exposure has been hedged through interest rate swap contracts with caps and floors. The average fixed rate of the cap/floor swaps falls between 2.1% and 1.1%.
The economic relationship is established through a match of critical terms between the hedged item and the hedging instrument. The Group has assessed the following terms when entering into the hedge relationship:
◦Instalments on the facilities.
◦Payment date of interest and instalment.
◦Timing difference in the maturity of the hedge item and hedge instrument.
The expected causes of hedge ineffectiveness relate to:
◦Changes to the expected date of delivery of the vessels.
◦3M EURIBOR rate falling below 0%.
The table below shows the nominal amounts and the fair values of the interest rate swaps.

					Fair Value EUR'000
Notional amount EUR'000	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Asset	Liability
2025
IRS – EURIBOR 3M	—	150,000	576,703	141,875	2,172	(10,499)
2024
IRS – EURIBOR 3M	—	—	355,117	455,625	1,286	(16,231)
2023
IRS – EURIBOR 3M	—	—	555,000	—	—	(11,790)

EUR'000				2025	2024	2023
Movements in the hedging reserve
Beginning of year				(14,945)	(11,790)	3,163
Fair value adjustment for the year				5,864	(3,265)	(14,177)
Ineffectiveness				(1,511)	—	—
Items recycled for the year				753	110	(776)
End of year				(9,839)	(14,945)	(11,790)
Note 24
Derivative Financial Instruments
Continued from previous page
Foreign currency risk hedging
As a result of the contracts signed with COSCO and Hanwha for the construction of the newbuild vessels, the Group is exposed to foreign exchange risk, as instalment payments are denominated in USD, while the functional currency is EUR. The final instalments are payable upon delivery of the vessels.
The currency exposure arising from these contracts has been swapped into EUR at an average USD:EUR rate of 0.8586 (0.9107 for 2024 and 0.9187 for 2023).
A further portion of the exposure to fluctuations in future exchange rates has been hedged through zero-
cost collar contracts, securing an average USD:EUR rate ranging between 0.8607 and 0.9092. As of
31 December 2025, the total coverage effectively mitigates approximately 42% on average of the Group’s foreign exchange risk related to future USD denominated instalments under the A-class vessel contracts.
The economic relationship is established through a match of critical terms between the hedge item and hedge instrument. The Group has assessed the following terms when entering into the hedge relationship:
◦Payment dates of instalments in foreign currency.
◦Maturity of the hedged item and hedged instruments (forward contract and option collars).
The expected causes of hedging ineffectiveness primarily relate to changes in the expected delivery dates of the vessel. The table below presents the nominal amounts and fair values of the foreign currency forward contracts and option collars.

				Fair Value EUR'000
Notational amount USD'000	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Asset	Liability
2025
FX forward contracts	162,295	48,800	—	511	—
Option collars	159,875	48,800	—	—	(576)
2024
FX forward contracts	104,545	55,398	—	6,849	—
Option collars	300,000	100,000	—	10,104	(209)
2023
FX forward contracts	150,000	50,000	—	—	(5,338)
Option collars	—	250,000	50,000	—	(4,431)

EUR'000			2025	2024	2023
Movements in the hedging reserve
Beginning of year			16,744	(9,769)	(1,820)
Fair value adjustment for the year - FX forward contracts			(6,103)	10,771	(3,518)
Fair value adjustment for the year - Option collars			(4,764)	5,573	(810)
Transfer of cash flow hedge reserve to property, plant and equipment			2,536	—	—
Items recycled for the year			(1,824)	1,417	—
Time value adjustment for the year			(5,708)	8,752	(3,621)
End of year			881	16,744	(9,769)
Note 24
Derivative Financial Instruments
Continued from previous page
Accounting policies
Derivative financial instruments are initially recognised at fair value on the date the derivative contract is entered into and are subsequently remeasured at fair value through profit and loss. Derivatives are carried as financial assets, presented as derivative assets, when the fair value is positive and as financial liabilities, presented as derivative liabilities, when the fair value is negative.
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship, including the risk management objective and strategy for undertaking the hedge.
Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognised in other comprehensive income and presented under “Hedging reserves” (equity). Where the expected future transactions result in the acquisition of non-financial assets, amounts deferred in equity are transferred from equity and included in the cost of the asset. Where expected future transactions result in income or expenses, amounts deferred under in equity are transferred from equity to the statement of profit and loss, in the same item as the hedged transaction, as a reclassification adjustment. In addition, the entity may transfer the cumulative fair value changes recognised in equity upon derecognition of the hedged item.
Changes in the fair value of derivative financial instruments not designated as hedges are recognised in the statement of profit and loss. Certain borrowing facilities when undrawn do not qualify for hedge accounting. Changes in the fair value of these derivative financial instruments are therefore recognised in the statement of profit and loss under “Financial income” or “Financial expenses” for interest rate swaps.
The amount included in the hedging reserve is the lower, in absolute terms, of the cumulative fair value adjustment of the hedging instrument and the hedged item. Hedge ineffectiveness is recognised in the consolidated statement of profit and loss. Cost of hedging reserves include the time value of options.
These costs are recognised separately in Other Comprehensive Income (OCI) and are amortised over the life of the hedging instrument, in accordance with the specific hedging relationship. If the hedge is discontinued, any unamortised cost of hedging is recognised immediately in profit or loss.